Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties
14. Related Parties
In October 2015, the Company entered into a consulting agreement with Klavs Jensen, Ph.D., a member of the Company’s board of directors. The director had agreed to perform consulting and advisory services as specified in the agreement in exchange for consulting fees, and the Company could terminate the consulting agreement for any reason. Effective as of October 1, 2019, the consulting agreement with the director was terminated. During the three and nine months ended September 30, 2019, the Company paid less than $0.1 million to the director under the terms of the consulting agreement and recorded general and administrative expenses of less than $0.1 million related to this consulting agreement. As of September 30, 2020 and December 31, 2019, there were no amounts due to the related party under this consulting agreement.

16. Related Parties
In October 2015, the Company entered into a consulting agreement with Klavs Jensen, Ph.D., a member of the Company’s board of directors. The director had agreed to perform consulting and advisory services as specified in the agreement in exchange for consulting fees, and the Company could terminate the consulting agreement for any reason. Effective as of October 1, 2019, the consulting agreement with the director was terminated. During each of the years ended December 31, 2018 and 2019, the Company paid $0.1 million to the director under the terms of the consulting agreement and recorded general and administrative expenses of $0.1 million related to this consulting agreement. As of December 31, 2018 and 2019, there were no amounts due to the related party under this consulting agreement.